INCOME TAXES - Components of income (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
United States	$ (95,489)	$ 104,984	$ (27,823)
Foreign	61,972	31,142	(36)
(LOSS) INCOME BEFORE INCOME TAXES	$ (33,517)	$ 136,126	$ (27,859)